Schedule of Investments (unaudited) December 31, 2019	BlackRock Advantage Large Cap Value Fund (Percentages shown are based on Net Assets)

Security	Value

Mutual Fund — 100.0%
Master Advantage Large Cap Value Portfolio	$651,552,399

Total Investments — 100.0% (Cost: $561,648,123)	651,552,399

Liabilities in Excess of Other Assets — 0.0%	(238,427)

Net Assets — 100.0%	$651,313,972

BlackRock Advantage Large Cap Value Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Advantage Large Cap Value Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master LLC was $651,552,399 and 99.9%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

Certain investments of the Fund were fair valued using net asset value per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

1

Schedule of Investments (unaudited) December 31, 2019	Master Advantage Large Cap Value Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.9%

Aerospace & Defense — 2.2%
Curtiss-Wright Corp.	6,736	$949,035
General Dynamics Corp.	1,134	199,981
Hexcel Corp.	8,494	622,695
Lockheed Martin Corp.	17,752	6,912,274
Northrop Grumman Corp.	714	245,595
Raytheon Co.	4,784	1,051,236
Teledyne Technologies, Inc.(a)	13,400	4,643,636

		14,624,452

Air Freight & Logistics — 0.0%
Expeditors International of Washington, Inc.	1,163	90,737

Airlines — 0.6%
Alaska Air Group, Inc.	16,722	1,132,915
Delta Air Lines, Inc.	8,066	471,700
United Airlines Holdings, Inc.(a)	29,306	2,581,566

		4,186,181

Auto Components — 0.4%
Dana, Inc.	29,423	535,499
Goodyear Tire & Rubber Co.	113,315	1,762,615

		2,298,114

Automobiles — 0.9%
Ford Motor Co.	297,812	2,769,652
General Motors Co.	77,729	2,844,881
Harley-Davidson, Inc.	3,969	147,607

		5,762,140

Banks — 9.5%
Bank of America Corp.	339,527	11,958,141
Bank OZK	10,551	321,858
CIT Group, Inc.	47,244	2,155,744
Citigroup, Inc.	45,492	3,634,356
Citizens Financial Group, Inc.	55,457	2,252,109
Comerica, Inc.	2,948	211,519
Cullen/Frost Bankers, Inc.	23,317	2,279,936
East West Bancorp, Inc.	38,825	1,890,777
First Citizens BancShares, Inc., Class A	291	154,873
First Hawaiian, Inc.	8,062	232,589
First Horizon National Corp.	82,069	1,359,063
JPMorgan Chase & Co.	129,653	18,073,628
PacWest Bancorp	4,981	190,623
People’s United Financial, Inc.	13,419	226,781
Pinnacle Financial Partners, Inc.	1,098	70,272
PNC Financial Services Group, Inc.	11,371	1,815,153
Regions Financial Corp.	22,879	392,604
SVB Financial Group(a)	336	84,349
Synovus Financial Corp.	2,196	86,083
Truist Financial Corp.	42,598	2,399,119
U.S. Bancorp	46,719	2,769,970
Wells Fargo & Co.	161,675	8,698,115
Zions Bancorp NA	15,189	788,613

		62,046,275

Beverages — 0.6%
Coca-Cola Co.	7,009	387,948
Coca-Cola European Partners PLC	4,695	238,882
Molson Coors Beverage Co., Class B	24,503	1,320,712
Monster Beverage Corp.(a)	10,245	651,070
PepsiCo, Inc.	10,110	1,381,734

		3,980,346

Biotechnology — 2.6%
AbbVie, Inc.	7,043	623,587
Alexion Pharmaceuticals, Inc.(a)	1,916	207,215
Amgen, Inc.	553	133,312
Biogen, Inc.(a)	6,443	1,911,831
Gilead Sciences, Inc.	158,589	10,305,113

Security	Shares	Value

Biotechnology (continued)
Regeneron Pharmaceuticals, Inc.(a)	7,001	$2,628,735
United Therapeutics Corp.(a)	9,664	851,205
Vertex Pharmaceuticals, Inc.(a)	801	175,379

		16,836,377

Building Products — 1.0%
Allegion PLC	51,839	6,456,029
Resideo Technologies, Inc.(a)	27,842	332,155

		6,788,184

Capital Markets — 4.5%
Affiliated Managers Group, Inc.	12,863	1,090,011
Bank of New York Mellon Corp.	44,840	2,256,797
Charles Schwab Corp.	46,542	2,213,538
CME Group, Inc.	19,063	3,826,325
Evercore, Inc., Class A	9,981	746,180
FactSet Research Systems, Inc.	6,665	1,788,219
Intercontinental Exchange, Inc.	51,776	4,791,869
Invesco Ltd.	27,626	496,715
Moody’s Corp.	844	200,374
Morgan Stanley	142,723	7,296,000
Nasdaq, Inc.	5,852	626,749
S&P Global, Inc.	9,524	2,600,528
SEI Investments Co.	6,566	429,942
TD Ameritrade Holding Corp.	18,290	909,013

		29,272,260

Chemicals — 1.9%
Air Products & Chemicals, Inc.	13,269	3,118,082
CF Industries Holdings, Inc.	26,918	1,285,065
Corteva, Inc.	16,464	486,676
DuPont de Nemours, Inc.	9,482	608,744
Ecolab, Inc.	4,850	936,001
Linde PLC	993	211,410
LyondellBasell Industries NV, Class A	31,433	2,969,790
Mosaic Co.	68,468	1,481,648
PPG Industries, Inc.	6,796	907,198
Sherwin-Williams Co.	653	381,052

		12,385,666

Commercial Services & Supplies — 0.1%
ADT, Inc.(b)	61,009	483,801
Republic Services, Inc.	2,610	233,934

		717,735

Communications Equipment — 0.1%
Ciena Corp.(a)	19,698	840,908

Construction & Engineering — 0.4%
AECOM(a)	11,470	494,701
Fluor Corp.	48,938	923,949
MasTec, Inc.(a)	13,314	854,226

		2,272,876

Consumer Finance — 1.7%
Ally Financial, Inc.	85,544	2,614,225
American Express Co.	29,079	3,620,045
Capital One Financial Corp.	44,878	4,618,395

		10,852,665

Containers & Packaging — 0.4%
Graphic Packaging Holding Co.	6,232	103,763
Packaging Corp. of America	1,849	207,070
Westrock Co.	54,730	2,348,464

		2,659,297

Diversified Consumer Services — 0.2%
frontdoor, Inc.(a)	4,510	213,864
H&R Block, Inc.	51,959	1,219,997

		1,433,861

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Advantage Large Cap Value Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services — 3.6%
AXA Equitable Holdings, Inc.	33,834	$838,407
Berkshire Hathaway, Inc., Class B(a)(b)	98,592	22,331,088

		23,169,495

Diversified Telecommunication Services — 4.0%
AT&T Inc.	283,466	11,077,851
CenturyLink, Inc.	103,342	1,365,148
Verizon Communications, Inc.	222,300	13,649,220

		26,092,219

Electric Utilities — 2.9%
Alliant Energy Corp.	80,465	4,403,045
IDACORP, Inc.	24,262	2,591,182
OGE Energy Corp.	34,145	1,518,428
Pinnacle West Capital Corp.	30,512	2,743,944
Xcel Energy, Inc.	116,173	7,375,824

		18,632,423

Electrical Equipment — 1.1%
AMETEK, Inc.	40,000	3,989,600
Eaton Corp. PLC	3,881	367,608
Hubbell, Inc.	19,623	2,900,672

		7,257,880

Electronic Equipment, Instruments & Components — 0.8%
Avnet, Inc.	17,716	751,867
CDW Corp.	15,323	2,188,737
National Instruments Corp.	57,116	2,418,291

		5,358,895

Energy Equipment & Services — 0.4%
National Oilwell Varco, Inc.	18,183	455,484
Patterson-UTI Energy, Inc.	50,634	531,657
TechnipFMC PLC	3,173	68,029
Transocean Ltd.(a)	209,147	1,438,931

		2,494,101

Entertainment — 1.9%
Activision Blizzard, Inc.	16,323	969,913
Cinemark Holdings, Inc.	26,022	880,845
Electronic Arts, Inc.(a)	1,349	145,031
Take-Two Interactive Software, Inc.(a)	11,096	1,358,483
Walt Disney Co.	56,457	8,165,376
Zynga, Inc., Class A(a)	104,180	637,582

		12,157,230

Equity Real Estate Investment Trusts (REITs) — 4.5%
Apartment Investment & Management Co., Class A	2	103
Boston Properties, Inc.	19,477	2,685,099
Brandywine Realty Trust	108,819	1,713,899
Equity Residential	22,249	1,800,389
Essex Property Trust, Inc.	1,557	468,439
Host Hotels & Resorts, Inc.	93,163	1,728,174
Invitation Homes, Inc.	80,938	2,425,712
Lamar Advertising Co., Class A	9,394	838,508
National Retail Properties, Inc.	11,943	640,384
Outfront Media, Inc.	31,071	833,324
Park Hotels & Resorts, Inc.	177,530	4,592,701
Prologis, Inc.	20,966	1,868,909
Realty Income Corp.	915	67,371
Regency Centers Corp.	14,992	945,845
RLJ Lodging Trust	98,379	1,743,276
Simon Property Group, Inc.	37,956	5,653,926
SL Green Realty Corp.	5,170	475,020
UDR, Inc.	11,498	536,957
Ventas, Inc.	5,077	293,146

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Welltower, Inc.	1,037	$84,806

		29,395,988

Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	12,898	3,790,980
Performance Food Group Co.(a)	27,375	1,409,265
Walmart, Inc.	51,447	6,113,961

		11,314,206

Food Products — 1.5%
General Mills, Inc.	32,503	1,740,861
Hershey Co.	39,221	5,764,703
Hormel Foods Corp.	42,666	1,924,663
Kraft Heinz Co.	4,111	132,086

		9,562,313

Gas Utilities — 0.3%
Atmos Energy Corp.	6,729	752,706
Southwest Gas Holdings, Inc.	16,397	1,245,680

		1,998,386

Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	765	66,448
Danaher Corp.	11,905	1,827,179
DexCom, Inc.(a)	1,624	355,234
Edwards Lifesciences Corp.(a)	6,049	1,411,171
Hologic, Inc.(a)	20,699	1,080,695
IDEXX Laboratories, Inc.(a)(b)	1,107	289,071
Medtronic PLC	52,400	5,944,780
SmileDirectClub, Inc.(a)(b)	74,428	650,501
Stryker Corp.	15,241	3,199,696

		14,824,775

Health Care Providers & Services — 2.3%
AmerisourceBergen Corp.	7,925	673,783
Anthem, Inc.	16,396	4,952,084
Cigna Corp.	7,944	1,624,469
CVS Health Corp.	91,278	6,781,043
Humana, Inc.	369	135,246
McKesson Corp.	6,284	869,203

		15,035,828

Health Care Technology — 0.1%
Veeva Systems, Inc., Class A(a)	4,534	637,752

Hotels, Restaurants & Leisure — 2.3%
Carnival Corp.	31,731	1,612,887
Choice Hotels International, Inc.	31,750	3,283,902
Darden Restaurants, Inc.	19,669	2,144,118
Dunkin’ Brands Group, Inc.	2,838	214,383
Extended Stay America, Inc.	131,889	1,959,871
International Game Technology PLC	41,660	623,650
McDonald’s Corp.	22,850	4,515,388
Penn National Gaming, Inc.(a)	3,876	99,071
Texas Roadhouse, Inc.	5,553	312,745

		14,766,015

Household Durables — 0.4%
DR Horton, Inc.	39,325	2,074,394
Garmin Ltd.	3,439	335,509

		2,409,903

Household Products — 2.6%
Church & Dwight Co., Inc.	30,376	2,136,648

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Advantage Large Cap Value Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products (continued)
Procter & Gamble Co.	118,375	$14,785,037

		16,921,685

Industrial Conglomerates — 1.2%
Carlisle Cos., Inc.	3,485	564,012
General Electric Co.	95,091	1,061,216
Honeywell International, Inc.	16,772	2,968,644
Roper Technologies, Inc.	8,600	3,046,378

		7,640,250

Insurance — 5.1%
Aflac, Inc.	18,042	954,422
Allstate Corp.	47,679	5,361,504
Arthur J. Gallagher & Co.	25,617	2,439,507
Brighthouse Financial, Inc.(a)	1,694	66,456
Brown & Brown, Inc.	13,570	535,744
Cincinnati Financial Corp.	20,947	2,202,577
First American Financial Corp.	51,592	3,008,845
Globe Life, Inc.	21,280	2,239,720
Hartford Financial Services Group, Inc.	10,094	613,412
Lincoln National Corp.	32,050	1,891,270
Marsh & McLennan Cos., Inc.	4,145	461,794
MetLife, Inc.	53,439	2,723,786
Progressive Corp.	15,883	1,149,770
Prudential Financial, Inc.	39,328	3,686,607
Reinsurance Group of America, Inc.	2,596	423,304
Travelers Cos., Inc.	17,279	2,366,359
Unum Group	37,089	1,081,515
Willis Towers Watson PLC	5,765	1,164,184
WR Berkley Corp.	15,043	1,039,471

		33,410,247

Interactive Media & Services — 0.1%
Cargurus, Inc.(a)	8	281
Pinterest, Inc., Class A(a)(b)	14,555	271,305
TripAdvisor, Inc.	13,445	408,459

		680,045

Internet & Direct Marketing Retail — 0.0%
Qurate Retail, Inc., Series A(a)	16,133	136,001

IT Services — 1.4%
Automatic Data Processing, Inc.	13,993	2,385,806
Broadridge Financial Solutions, Inc.	3,545	437,949
GoDaddy, Inc., Class A(a)	4,135	280,849
Jack Henry & Associates, Inc.	2,887	420,549
Mastercard, Inc., Class A	14,255	4,256,400
Paychex, Inc.	16,720	1,422,203

		9,203,756

Machinery — 2.8%
AGCO Corp.	14,225	1,098,881
Deere & Co.	6,443	1,116,314
IDEX Corp.	11,442	1,968,024
Oshkosh Corp.	42,977	4,067,773
PACCAR, Inc.	102,049	8,072,076
Snap-on, Inc.	11,755	1,991,297

		18,314,365

Media — 1.9%
AMC Networks, Inc., Class A(a)	19,130	755,635
Comcast Corp., Class A	75,109	3,377,652
Discovery, Inc., Class A(a)(b)	51,028	1,670,657
Interpublic Group of Cos., Inc.	170,142	3,930,280
Liberty Media Corp. — Liberty SiriusXM, Class A(a)	3,762	181,855
Sinclair Broadcast Group, Inc., Class A	3,296	109,889
Sirius XM Holdings, Inc.(b)	252,128	1,802,715

Security	Shares	Value

Media (continued)
ViacomCBS, Inc., Class A	8,400	$376,908

		12,205,591

Metals & Mining — 0.6%
Alcoa Corp.(a)	61,409	1,320,908
Freeport-McMoRan, Inc.	22,288	292,419
Reliance Steel & Aluminum Co.	14,097	1,688,257
Royal Gold, Inc.	1,554	189,976
Steel Dynamics, Inc.	18,085	615,613

		4,107,173

Multiline Retail — 0.7%
Dollar General Corp.	16,381	2,555,108
Target Corp.	17,190	2,203,930

		4,759,038

Multi-Utilities — 2.4%
Ameren Corp.	53,447	4,104,730
Consolidated Edison, Inc.	65,835	5,956,092
DTE Energy Co.	45,197	5,869,734

		15,930,556

Oil, Gas & Consumable Fuels — 7.5%
Chevron Corp.	45,653	5,501,643
ConocoPhillips	65,263	4,244,053
Continental Resources, Inc.	36,390	1,248,177
Devon Energy Corp.	31,953	829,819
EOG Resources, Inc.	62,975	5,274,786
Exxon Mobil Corp.	254,340	17,747,845
Kinder Morgan, Inc.	69,628	1,474,025
Marathon Oil Corp.	70,960	963,637
Marathon Petroleum Corp.	57,056	3,437,624
Phillips 66	19,717	2,196,671
Range Resources Corp.	61,296	297,286
Suncor Energy, Inc.	12,104	397,011
Valero Energy Corp.	26,994	2,527,988
Williams Cos., Inc.	108,640	2,576,941

		48,717,506

Paper & Forest Products — 0.3%
Domtar Corp.	55,104	2,107,177

Personal Products — 0.4%
Estee Lauder Cos., Inc., Class A	13,062	2,697,825

Pharmaceuticals — 5.8%
Allergan PLC	9,277	1,773,484
Bristol-Myers Squibb Co.	76,375	4,902,511
Catalent, Inc.(a)	2	113
Johnson & Johnson	121,662	17,746,836
Merck & Co., Inc.	27,092	2,464,017
Mylan NV(a)	62,869	1,263,667
Pfizer, Inc.	213,395	8,360,816
Zoetis, Inc.	10,287	1,361,484

		37,872,928

Professional Services — 0.1%
IHS Markit Ltd.(a)	2,311	174,134
Robert Half International, Inc.	12,198	770,304

		944,438

Road & Rail — 0.5%
CSX Corp.	15,587	1,127,875
Landstar System, Inc.	8,517	969,831
Lyft, Inc., Class A(a)	2,173	93,482
Old Dominion Freight Line, Inc.	2,335	443,136

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Advantage Large Cap Value Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Ryder System, Inc.	10,198	$553,853

		3,188,177

Semiconductors & Semiconductor Equipment — 3.4%
Analog Devices, Inc.	2,096	249,089
Applied Materials, Inc.	55,275	3,373,986
Cirrus Logic, Inc.(a)	18,970	1,563,318
Cypress Semiconductor Corp.	16,429	383,289
Intel Corp.	206,386	12,352,202
Lam Research Corp.	7,227	2,113,175
Micron Technology, Inc.(a)	33,552	1,804,427
Skyworks Solutions, Inc.	3,437	415,465

		22,254,951

Software — 0.7%
Cloudflare, Inc., Class A(a)(b)	23,382	398,897
Intuit, Inc.	8,963	2,347,679
Paylocity Holding Corp.(a)	1,250	151,025
salesforce.com, Inc.(a)	1,479	240,545
ServiceNow, Inc.(a)	4,887	1,379,698
Workday, Inc., Class A(a)	1,814	298,312

		4,816,156

Specialty Retail — 0.8%
AutoNation, Inc.(a)	1,392	67,693
Home Depot, Inc.	22,763	4,970,984

		5,038,677

Technology Hardware, Storage & Peripherals — 0.2%
Dell Technologies, Inc., Class C(a)	1	51
HP, Inc.	63,864	1,312,405
Western Digital Corp.	3,166	200,946

		1,513,402

Textiles, Apparel & Luxury Goods — 0.2%
Ralph Lauren Corp.	8,512	997,777

Thrifts & Mortgage Finance — 0.1%
Essent Group Ltd.	4,146	215,551
MGIC Investment Corp.	29,767	421,798

		637,349

Tobacco — 1.1%
Altria Group, Inc.	55,394	2,764,715
Philip Morris International, Inc.	48,542	4,130,439

		6,895,154

Trading Companies & Distributors — 0.3%
GATX Corp.	21,742	1,801,325
Watsco, Inc.	1,600	288,240

		2,089,565

Water Utilities — 1.0%
American Water Works Co., Inc.	52,462	6,444,957

Wireless Telecommunication Services — 0.5%
Telephone & Data Systems, Inc.	79,513	2,022,016
United States Cellular Corp.(a)	29,961	1,085,487

		3,107,503

Total Long-Term Investments — 99.0% (Cost: $558,917,078)		644,787,732

Security	Shares	Value

Short-Term Securities — 3.0%

Money Market Funds — 3.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.51%(c)(e)	4,894,926	$4,894,926

SL Liquidity Series, LLC, Money Market Series, 1.80%(c)(d)(e)	15,015,794	15,018,797

Total Short-Term Investments — 3.0% (Cost: $19,913,715)		19,913,723

Total Investments — 102.0% (Cost: $578,830,793)		664,701,455

Liabilities in Excess of Other Assets — (2.0)%		(13,088,705)

Net Assets — 100.0%		$651,612,750

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Advantage Large Cap Value Portfolio

(e)

During the period ended December 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	7,376,795	(2,481,869)	4,894,926	$4,894,926	$22,850		$11	$—
SL Liquidity Series, LLC, Money Market Series	2,979,961	12,035,833	15,015,794	15,018,797	27,980	(b)	(192)	(1)

				$19,913,723	$50,830		$(181)	$(1)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

S&P	Standard & Poor’s

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	37	03/20/20	$5,978	$92,621

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$644,787,732	$—	$—	$644,787,732
Short-Term Securities	4,894,926	—	—	4,894,926

Subtotal	$649,682,658	$—	$—	$649,682,658

Investments Valued at Net Asset Value (“NAV”)(b)				15,018,797

Total Investments				$664,701,455

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Advantage Large Cap Value Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets:
Equity contracts	$92,621	$—	$—	$92,621

(a)	Derivative financial instruments are futures contracts. Future contracts are valued at the unrealized appreciation (depreciation) on the instrument.